Annual Fund Operating Expenses - PIMCO Short Asset Investment Fund	Dec. 01, 2021
Institutional
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
I-2
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%
I-3
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.54%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
M
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
Administrative
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.